Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Royalties	Total Payments
Total	$ 107,231	$ 107,231
Ohio
Total	37,111	37,111
Oklahoma
Total	$ 70,120	$ 70,120